PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
PRINCIPAL ACCOUNTING POLICIES
Schedule of allowance for credit loss on accounts receivables

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	3,228	2,201	1,758
Deconsolidation of CEIBS Publishing Group	—	(191)	—
(Reverse)/Provision for expected credit losses	(1,027)	(252)	74
Balance at end of the year	2,201	1,758	1,832

Schedule of useful lives of property plant and equipment

Category	Estimated useful lives
Leasehold improvement	Shorter of the lease term or the estimated useful lives of the assets
Electronic equipment	3-5 years
Furniture	5 years
Software purchased	5 years
Vehicles	5 years

Schedule of other revenue is recognized at a point in time

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Corporate learning solutions
- Subscription-based	347,829	301,796	317,380
- Non-subscription-based	63,993	23,783	20,319
	411,822	325,579	337,699
Others
- Sales of software developed and related maintenance service	12,194	5,611	2,522
Total	424,016	331,190	340,221

Schedule of changes in deferred revenue

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	228,356	247,437	183,138
Additions to deferred revenue	443,097	332,819	303,373
Recognition of deferred revenue	(424,016)	(331,190)	(340,221)
Deconsolidation of CEIBS Publishing Group	—	(65,928)	—
Balance at end of the year	247,437	183,138	146,290